Expense Example - Class R2 R4 and Class I3 - Transamerica Government Money Market	R2 1 year	R2 3 years	R2 5 years	R2 10 years	R4 1 year	R4 3 years	R4 5 years	R4 10 years	I3 1 year	I3 3 years	I3 5 years	I3 10 years
USD ($)	82	268	471	1,055	51	178	316	718	34	106	185	418